SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	May 31, 2014 D	Nov. 30, 2013 D
Subsequent Events 1		$ 3,000,000
Subsequent Events 2		3,000,000,000,000
Subsequent Events 3		250,000
Subsequent Events 4		8.00%
Subsequent Events 5		100,000
Subsequent Events 6		350,000
Subsequent Events 7		90
Subsequent Events 8		1,000,000
Subsequent Events 9		1
Subsequent Events 10		0.52
Subsequent Events 11		445,000
Subsequent Events 1	1,500,000
Subsequent Events 2	8.00%
Subsequent Events 3	90
Subsequent Events 4	400,000
Subsequent Events 5	$ 400,000
Subsequent Events 6	$ 0.40
Subsequent Events 7	500,000
Subsequent Events 8	962,500
Subsequent Events 9	30.00%
Subsequent Events 10	30